OTHER DEFERRED LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER DEFERRED LIABILITIES
OTHER DEFERRED LIABILITIES

($000s)	Finance lease obligation	Deferred lease inducements	Deferred financing obligations(1)	Deferred gain(1)	Deferred Capital Obligation(1)	Total
Balance, December 31, 2016	$8,429	$2,387	$7,525	$10,706	$21,890	$50,937
Deferred lease inducements	—	(366)	—	—	—	(366)
Payments on finance lease	(1,538)	—	—	—	—	(1,538)
Drawdown deferred financing obligations	—	—	(6,020)	—	—	(6,020)
Drawdown deferred capital obligations	—	—	—	—	(14,693)	(14,693)
Change in estimate	$—	$—	$—	$2,314	$(2,442)	$(128)
Balance, December 31, 2017	$6,891	$2,021	$1,505	$13,020	$4,755	$28,192

Current portion of other deferred liabilities	$1,170	$340	$1,505	$13,020	$4,755	$20,790
Long term portion of other deferred liabilities	$5,721	$1,681	$—	$—	$—	$7,402
(1) Pursuant to the Alder Flats Plant Sale Bellatrix recognized a deferred capital obligation, deferred gain and a deferred financing obligation as part of the disposition (refer to note 7).

Finance Lease Obligations
Finance leases are for the use of certain constructed facilities. The agreements expire in years 2030 to 2032, or earlier if certain circumstances are met. At the end of the term of each agreement, the ownership of the facilities is transferred to the Company. Assets under these finance leases at December 31, 2017 totaled $15.3 million (2016: $15.3 million) with accumulated depreciation of $4.4 million (2016: $3.7 million).
The following is a schedule of future minimum lease payments under the finance lease obligations:

Year ending December 31,	($000s)
2018	$2,138
2019	1,317
2020	1,240
2021	1,164
2022	1,088
Thereafter	6,525
Total lease payments	13,472
Amount representing implicit interest at 15.28%	(6,581)
Total lease obligation at December 31, 2017	$6,891